Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 39,420	$ 44,298
Restricted cash, current	2,442	1,862
Trade accounts receivable	4,211	3,203
Inventories (Note 4)	5,227	1,726
Due from managers	81	81
Due from related parties (Note 3)	1,953	486
Prepaid expenses and other receivables	3,061	2,773
Total Current Assets	56,395	54,429
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	81,794	67,932
Vessels and other fixed assets, net (Note 5)	377,302	326,674
Total Fixed Assets	459,096	394,606
OTHER NON-CURRENT ASSETS
Long term Investment (Note 3)	529	0
Deferred finance charges, net	1,744	1,114
Restricted cash, non-current	13,370	9,870
Derivative asset (Note 15)	0	91
Fair value of above market acquired time charter (Note 7)	4,829	7,978
TOTAL ASSETS	535,963	468,088
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	29,250	18,286
Accounts payable	8,698	6,638
Due to related parties (Note 3)	1,476	559
Accrued liabilities	5,591	3,501
Derivative liability (Note 15)	642	0
Deferred revenue	804	750
Total Current Liabilities	46,461	29,734
NON-CURRENT LIABILITIES
Long term debt (Note 8)	224,632	172,048
Derivative liability (Note 15)	86	0
Other non-current liabilities	317	200
TOTAL LIABILITIES	271,496	201,982
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2013 and June 30, 2014 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 29,059,671 shares issued and outstanding at December 31, 2013 and 29,493,769 shares issued and outstanding at June 30,2014 (Note 9)	295	291
Additional paid in capital	670,446	668,219
Accumulated deficit	(406,274)	(402,404)
Total Stockholders' Equity	264,467	266,106
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 535,963	$ 468,088